SUPPLEMENTARY INFORMATION (Tables)	12 Months Ended
Dec. 31, 2015
SUPPLEMENTARY INFORMATION [Abstract]
Schedule of Accounts Receivable
			December 31,
			2 0 1 5	2 0 1 4
			$ in thousands

A.	Accounts receivable

	(1)	Trade - allowance for doubtful accounts:

		Balance at beginning of year	60	60
		Charged to statement of operations	25	-
		Balance at end of year	85	60

	(2)	Other receivables:

		Prepaid expenses	12	27
		Israeli Government departments and agencies	57	72
		Other	9	11
			78	110

Schedule of Accounts Payable and Other Accruals

December 31,
2 0 1 5	2 0 1 4
$ in thousands

Employees and employee institutions	75	43
Israeli Government departments and agencies	112	115
Provision for vacation and recreation pay	76	71
Provision for product warranty	113	91
Liability for commissions to agents	21	93
Accrued expenses and sundry	44	44
	441	457

Schedule of Credit from Banks
	% interest rate	December 31,
	as of	2 0 1 5	2 0 14
	December 31, 2015	$ in thousands
Short-term loans from banks:
Linked to the Dollar (See Note 7(a))	2.5	149	183
		149	183

Schedule of Cost of Revenues
	Year ended December 31,
	2 0 1 5	2 0 1 4	2 0 1 3
	$ in thousands
Industrial operations:
Materials consumed	2,263	1,635	994
Payroll and related expenses	504	479	503
Subcontracted work	306	278	312
Depreciation and amortization	1	2	3
Other production expenses	808	751	667
	3,882	3,145	2,479

Schedule of Financing Expenses, Net
	Year ended December 31,
	2 0 1 5	2 0 1 4	2 0 1 3
	$ in thousands
Income:
Exchange differences	-	27	-
Other	2	2	3
	2	29	3
Expenses:
Interest
In respect of liability to related parties	-	11	6
In respect of credit from banks	19	28	35
Exchange differences	60	-	108
Revaluation of convertible loan and warrants	-	285	27
Warrants to issued shares compensation	-	-	45
Other	67	70	60
	146	394	281

	(144)	(365)	(278)